RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Trading investments in debt securities (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	15,370,870	14,259,498
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	11,841,407	10,986,770
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	11,841,407	10,986,770
Debt securities [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	3,760,887	4,741,287
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	3,760,887	4,741,287
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	2,912,653	3,365,223
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	848,170	1,376,000
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	64	64
Sovereign | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	2,721,755	2,809,142
Sovereign | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	157,246	162,673
Other Public Entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	12,202	11,219
Other Public Entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	181,948	238,291
Corporate | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	112	114
Corporate | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	33,880	41,385
Corporate | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	64	64
Financial Entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	178,584	544,748
Financial Entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	473,223	931,728
Multilaterals | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,873	$ 1,923